Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 23, 2015	Dec. 31, 2014
Quarterly cash distribution declared per unit	$ 0.1973
Aggregate amount of cash distribution paid	$ 3,762
Common and subordinated units
Payment date		Feb. 12, 2015
General Partner
Payment date		Feb. 09, 2015